Ownership of Coal-fired Facilities (Tables)	6 Months Ended
Jun. 30, 2012
Ownership of Coal-fired Facilities [Abstract]
Ownership Interests

	DP&L Share		DP&L Investment (adjusted to fair value at Merger date)
	Ownership (%)	Summer Production Capacity (MW)	Gross Plant in Service ($ in millions)	Accumulated Depreciation ($ in millions)	Construction Work in Process ($ in millions)	SCR and FGD Equipment Installed and in Service (Yes/No)
Production Units:
Beckjord Unit 6	50.0	207	$1	$1	$-	No
Conesville Unit 4	16.5	129	1	1	7	Yes
East Bend Station	31.0	186	48	5	7	Yes
Killen Station	67.0	402	313	10	6	Yes
Miami Fort Units 7 and 8	36.0	368	219	7	2	Yes
Stuart Station	35.0	808	203	10	11	Yes
Zimmer Station	28.1	365	141	19	38	Yes
Transmission (at varying percentages)			35	2	-
Total		2,465	$961	$59	$71

Wholly-owned production unit:
Hutchings Station	100.0	365	$1	$-	$1	No